STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION	STOCK-BASED COMPENSATION
Legacy Innovid Stock Option Plan
Under the Legacy Plan , options may be granted to officers, directors, employees and non-employee consultants of the Company. Each option granted under the Plan expires no later than 10 years from the date of grant. The options vest usually over four years from commencement of employment or services. Any options, which are forfeited or not exercised before expiration, become available for future grants. From and after the effectiveness of the Innovid Corp. Incentive Plan (as disclosed in detail below), no additional awards will be granted under the Legacy Plan. Upon the effectiveness of the Transaction, all outstanding stock options under the Legacy Plan, whether vested or unvested, were converted into options to purchase a number of shares of common stock of the Company. Awards previously granted under the Legacy Plan will continue to be subject to the provisions thereof.
The Innovid Corp. Incentive Plan
At the Special Meeting., the ION shareholders approved the Innovid Corp. Incentive Plan, and it became effective on November 30 ,2021.
The purpose of the Innovid Corp. Incentive Plan are to attract, retain and motivate officers and key employees (including prospective employees), directors, consultants and others who may perform services for the Company to compensate them for their contributions to the long-term growth and profits of the Company and to encourage them to acquire a proprietary interest in the success of the Company. These incentives are provided through the grant of stock options (including incentive stock options intended to be qualified under Section 422 of the Code), stock appreciation rights, restricted stock, restricted stock units, dividend equivalent rights and other stock-based awards. Any of these awards may, but need not, be made as performance-based incentive awards.
A total number of Company common stock equal to 10% of the fully-diluted shares outstanding following the Closing will initially be authorized and reserved for issuance under the Innovid Corp. Incentive Plan, which is 15,617,049 shares of Company common stock.  The number of shares authorized and reserved for issuance will be subject to an annual increase for 10 years on the first day of each calendar year beginning January 1, 2022, equal to the lesser of (A) 5% of the aggregate number of shares of Company common stock outstanding on the final day of the immediately preceding calendar year and (B) such smaller number of shares as is determined by the board of directors of Innovid Corp. The maximum number of shares of Company common stock that may be issued pursuant to the exercise of incentive stock options  granted under the Innovid Corp. Incentive Plan will be equal to 30% of the total number of issued and outstanding shares of Company common stock on a fully diluted basis as of the Closing.
If shares covered by an award are not purchased or are forfeited or expire, or otherwise terminate without delivery of any shares subject thereto, then such shares will, to the extent of any such forfeiture, termination, cash-settlement or expiration, be available for future grant under the Innovid Corp.   Incentive Plan. The payment of dividend equivalent rights in cash in conjunction with any outstanding awards will not be counted against the shares available for issuance under the Innovid Corp. Incentive Plan, and shares tendered by a participant, repurchased by the Company using proceeds from the exercise of stock options or withheld by the Company in payment of the exercise price of a stock option or to satisfy any tax withholding obligation for an award will not again be available for future awards.
As of December 31, 2021, the Company had not granted any shares under the Innovid Corp. Incentive Plan.
The Innovid Corp. Employee Stock Purchase Plan
On November 30, 2021, the ESPP became effective. A total of 2,868,438 shares of Company common stock will be initially reserved for issuance under the ESPP. The compensation committee of our board of directors will be the plan administrator of the ESPP and will have authority to interpret the terms of the ESPP and determine eligibility of participants. In addition, on the first day of each calendar year beginning on January 1, 2022 and ending on (and including) January 1, 2031, the number of shares available for issuance under the ESPP will be increased by a number of shares equal to the lesser of (i) 1% of the shares outstanding on the final day of the immediately preceding calendar year, and (ii) such smaller number of shares as determined by the board of directors. If any right granted under the ESPP terminates for any reason without having been exercised, the shares subject thereto that are not purchased under such right will again be available for issuance under the ESPP. Notwithstanding the foregoing, no more than 17,383,002 shares of Company Common Stock may be issued under the Section 423 Component of the ESPP.
As of December 31, 2021, the Company had not granted any options under the Innovid Corp. Employee Stock Purchase Plan.
A summary of the employees’ stock option activity under the Legacy Plan for the year ended December 31, 2021 is as follows:

	Year ended December 31, 2021
	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at beginning of year	12,185,210	$0.37	7.20	$3,100
Consultant has become employee	628,509	0.61
Granted	1,590,997	2.81
Forfeited	(257,574)	0.91
Expired	(51,018)	0.59
Exercised	(2,973,476)	0.50
Outstanding at end of year	11,122,648	$0.82	6.87	$64,818
Exercisable options at end of year	7,139,268	$0.51	5.73	$43,862
A summary of the consultants’ stock option activity under the Plan for the year ended December 31, 2021 is as follows:

	Year ended December 31, 2021
	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at beginning of year	1,019,318	$0.51	6.32	$213
Consultant has become employee	(628,509)	0.61
Granted	99,628	2.81
Forfeited	(27,581)	0.61
Expired	—	—
Exercised	(283,229)	1.22
Outstanding at end of year	179,627	$0.31	2.34	$1,139
Exercisable options at end of year	123,515	$0.35	2.33	$778
The aggregate intrinsic value is calculated as the difference between the exercise price of all outstanding and exercisable stock options and the fair value of the Company’s common stocks as of the dates of the financial year end. The weighted-average fair value of options granted during the years ended December 31, 2021, 2020 and 2019 were $2.31, $0.53 and $0.35, respectively.
As of December 31, 2021, the Company had approximately $4,128 of total unrecognized compensation cost related to non-vested stock-based compensation. That cost is expected to be recognized over a weighted-average period of 2.41 years.
The Company estimated the fair value of each option on the date of grant using the Black-Scholes option pricing model applying the weighted-average assumptions in the following table:

	Year ended December 31,
	2021	2020	2019
Expected volatility	65%	79%	70%
Expected dividends	—%	—%	—%
Expected term (in years)	6.02	6.11	6.11
Risk free interest	1.06%-1.11%	0.62%-0.82%	1.65%-1.91%
During the years ended December 31, 2021, 2020 and 2019, the Company recorded stock-based compensation expenses for the employees as follows:

	Year ended December 31,
	2021	2020	2019
Cost of goods sold	$43	$11	$6
Research and development	501	121	77
Sales and marketing	470	196	200
General and administrative	1,997	92	43
Total	$3,011	$420	$326
In connection with the options granted to service providers and non-employee consultants, during the years ended December 31, 2021, 2020 and 2019, the Company recorded stock compensation expenses in the amount of $262, $162 and $52, respectively. The majority of these expenses were recorded in general and administrative expenses.
In 2021, the Company’s Board approved an amendment of two awards granted to the Company’s founders Mr. Zvika Netter, and Mr. Tal Chalozin (“Founders Awards”). According to amendments the Founders Awards will vest over three years (four years originally), with 75% of the options vesting upon expiration of one year from the original commencement date of April 1, 2020 and the remaining 25% of the options vesting ratably on a quarterly basis over the following 24 months. In addition, upon the consummation of the Transaction as defined by the Plan, if the founders are terminated or leave for “good reason” within 12 months, the remaining unvested awards would vest.
In addition, the amendment also included a provision in which any termination of employment (whether by the Company or by the founder), would result in 50% of his unvested award vesting immediately. The amendments were accounted for as a modification. The modified vesting conditions resulted in an additional expense of $623.
In 2021, the Company’s Board approved a transaction in which the Company granted $1,199 and received a secured full recourse promissory note in the total aggregate amount of $1,199, with Mr. Zvika Netter, and Mr. Tal Chalozin. On June 7, 2021, Innovid granted Mr. Netter a loan in the amount of $1,076 pursuant to the Founder Promissory Note . On June 23, 2021, Innovid granted Mr. Chalozin a loan in the amount of $123 pursuant to the Founder Promissory Note). The principal balances together with accrued interest is due and payable in full on the seventh anniversary of the date of the loans. The rate is 0.89% per annum, compound annually and is not less than the current minimum annual mid-term applicable federate rate established pursuant to Section 1274(d) of the Internal Revenue Code of 1986, as amended. Repayment of principal and interest may be made at any time without penalty. In addition, $740 of the Founders Loans was immediately used to exercise fully vested options held by the founders.
This loan represents a recourse note as the Company has a contractual full recourse right against any real, personal, tangible or intangible assets of the Borrowers and intends to do so if the loans amount will not be repaid in full.
The amount of $459 from the Founders Loans was not used by the founders to exercise stock options.
Under ASC 718, when a grantee purchases shares in exchange for a recourse loan, the exercise is considered to be a substantive exercise. A recourse note receivable for the issuance of equity should be presented in accordance with the guidance in ASC 505-10-45 as a component of equity; thus, the Company recognized the note receivable for the purchase of shares as a component of additional paid in capital. The amount was discounted to its fair value and additional stock-based compensation expense in the amount of $47 was recorded predominantly in general and administrative expenses.
Founders Loans with a total principal amount of $1,199 were forgiven in November 2021. $740 of the Founders Loans principal amount was used to exercise fully vested options held by the founders on the date of the grant of the Founders Loans and were recognized as stock compensation expense upon forgiveness. The remainder in the amount of $459 was used for other purposes as described above and were recognized as compensation related expense upon forgiveness.